ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2013
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

3.

ACCOUNTS RECEIVABLE

Accounts receivable at June 30, 2013 and 2012 was as follows:

	2013	2012
Accounts receivable	$70,062	$95,685
Allowance for doubtful accounts	(32,785)	(40,525)
	$37,277	$55,160

Bad debt expense on trade accounts receivable for 2013 and 2012 was $-0- and $2,739, respectively.